Long-Term Equity Investments - Additional Information (Detail) - First Majestic [member] - San Dimas [member] - USD ($) $ in Thousands		6 Months Ended
	May 10, 2018	Jun. 30, 2018
Long term investments - common shares held [Line Items]
Fair value of shares received		$ 151,000
Silver interests [member]
Long term investments - common shares held [Line Items]
Number of common shares received	20,914,590
Fair value of shares received	$ 151,000